OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Operating Leases
SCHEDULE OF LEASE EXPENSE

The components of lease expense were as follows for each of the periods presented:

	December 31, 2023	December 31, 2022
Operating lease expense	$472,777	353,997
Short-term lease expense	939,500	1,061,609
Total operating lease costs	1,412,277	1,415,606
Other information
Operating cash flows used in operating leases	373,680	323,099
Weighted average remaining lease term (in years)	2.00	1.38
Weighted average discount rate	10%	5.612%

SCHEDULE OF OPERATING FUTURE LEASE PAYMENTS

Future lease payments included in the measurement of operating lease liabilities as of December 31, 2023 is as follows:

December 31, 2023
2024	$662,492
2025	422,683
2026	131,224
1,216,399
Less: discount on operating lease liabilities	(119,231)
Present value of operating lease liabilities	1,097,168
Less: Current portion of operating lease liabilities	(629,325)
Non-current portion of operating lease liabilities	467,843